Transactions with Related Parties-Equity Injection (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Common shares issued	11,959,271	11,959,282
Net proceeds from issuance of common stock	$ 0	$ 10,000	$ 0
[EntitiesAffiliatedWithRestisFamilyMember]
Related Party Transaction [Line Items]
Date of share purchase agreement		January 4, 2012
Common shares issued		4,641,620
Net proceeds from issuance of common stock		$ 10,000
Number of entities		4
[PurchasePlanExecutionMember]
Related Party Transaction [Line Items]
Average closing price per share		$ 2.15442
Number of trading days		5
Date common shares issued		2012-01-31